Financial risk management - Additional Information (Detail) $ in Millions	Feb. 09, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Currency risk [member] | USD [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers		€ 173,600,000
Currency risk [member] | CHF [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers		100,000
Interest Rate Risk [Member]
Statement Of Lineitems [Line Items]
Cash		209,400,000
Borrowings		0
Credit risk [member]
Statement Of Lineitems [Line Items]
Financial assets		0
Liquidity risk [member]
Statement Of Lineitems [Line Items]
Cash		€ 209,400,000
Net proceeds from initial public offering | $	$ 176.9